As filed with the Securities and Exchange Commission on December 23, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 160	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 164	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                                      As soon as practicable after the effective
                                 date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on January 24, 2014 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 24, 2014 as the new effective date for Post-Effective Amendment No. 156 to the Registration Statement filed on October 25, 2013 for the CV U. S. High Yield Fund.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 156 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 23rd day of December, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ Katherine M. Honey
Katherine M. Honey
               Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	December 23, 2013
Jack E. Brinson

*	Trustee and Chairman	December 23, 2013
James H. Speed, Jr.

*	Trustee	December 23, 2013
J. Buckley Strandberg

*	Trustee	December 23, 2013
Michael G. Mosley

*	Trustee	December 23, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	December 23, 2013
D. Jerry Murphey

*	Treasurer, RiskX Funds	December 23, 2013
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	December 23, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	December 23, 2013
Craig L. Lukin

*	President and Treasurer,	December 23, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	December 23, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	December 23, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	December 23, 2013
Walter B. Todd, III

*	President, Arin Funds	December 23, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	December 23, 2013
Lawrence H. Lempert

*	President,	December 23, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	December 23, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	December 23, 2013
Steven M. MacNamara	Horizons West Multi-Strategy Hedged Income Fund

*	Treasurer of the CV U S. High Yield Fund, and	December 23, 2013
Brenda A. Smith	Horizons West Multi-Strategy Hedged Income Fund; President and Treasurer of CV Asset Allocation Fund, Caritas All-Cap Growth Fund, and Presidio Multi-Strategy Fund

*	President, QCI Balanced Fund	December 23, 2013
H. Edward Shill

*	Treasurer, QCI Balanced Fund	December 23, 2013
Gerald Furciniti

* By: /s/ Katherine M. Honey	Dated: December 23, 2013
Katherine M. Honey Secretary and Attorney-in-Fact